Legal, competition and regulatory matters (Narrative) (Details) € in Millions, £ in Millions, SFr in Millions, $ in Millions		1 Months Ended						5 Months Ended	6 Months Ended	12 Months Ended												13 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) defendant pensionFund	Jun. 30, 2019 CHF (SFr) settlement	May 31, 2019 EUR (€) settlement	May 31, 2021 USD ($)	Jul. 01, 2007 lawsuits	Dec. 31, 2021 GBP (£) plaintiff lawsuits settlement		Dec. 31, 2021 EUR (€) plaintiff lawsuits settlement	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2016 lawsuits	Dec. 31, 2015 USD ($)	Dec. 31, 2013 GBP (£)	Dec. 31, 2012 USD ($) lawsuits	Dec. 31, 2008 USD ($) agreement	Mar. 10, 2022 USD ($)	Mar. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Litigation and conduct | £										£ 397.0	[1]		£ 153.0	£ 1,849.0
Contingent liabilities | £	£ 21,346.0									£ 21,346.0			21,609.0
Customer remediation provision | Disclosure of post year end balances
Disclosure of contingent liabilities [line items]
Other provisions | £																							£ 181.0
Over issuance of securities | US
Disclosure of contingent liabilities [line items]
Increase (decrease) in other provisions | £	£ 220.0												£ 0.0
Over issuance of securities | US | Disclosure of post year end balances
Disclosure of contingent liabilities [line items]
Securities issues in excess of limit																						$ 13,000.0
USD LIBOR cases in MDL court
Disclosure of contingent liabilities [line items]
Number of court approved settlements | settlement										2		2
Sterling LIBOR case in SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits																	2
Foreign exchange investigations | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct | SFr						SFr 27
Foreign exchange investigations | Fines settlement
Disclosure of contingent liabilities [line items]
Number of court approved settlements | settlement						2	2
Litigation and conduct | €		€ 54					€ 210
Non-US forex civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits										2		2
Metals related civil actions
Disclosure of contingent liabilities [line items]
Litigation and conduct | €												€ 50
US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought									4	2		2
Number of court approved settlements | settlement										1		1
Number of lawsuits dismissed | settlement										1		1
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases
Disclosure of contingent liabilities [line items]
Litigation and conduct					$ 32.5
Number of defendants | defendant					6
Asset-backed debt instruments held																									$ 22.0
US residential and commercial mortgage-related activity and litigation | Legacy RMBS purchases | NEW MEXICO
Disclosure of contingent liabilities [line items]
Number of retirement benefit funds | pensionFund					2
Supranational, Sovereign and Agency Bonds civil actions
Disclosure of contingent liabilities [line items]
Number of lawsuits dismissed | lawsuits										1		1
Civil Actions In Respect Of VRDO - Private Plaintiffs
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits										2		2
Civil actions in respect of VRDO - SNDY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits										3		3
Government and agency securities civil actions and related matters | Barclays Capital Inc.
Disclosure of contingent liabilities [line items]
Litigation and conduct					$ 87.0
Civil actions in respect of the US Anti-Terrorism Act - EDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits										6		6
Number of lawsuits dismissed | lawsuits										3		3
Number of plaintiffs | plaintiff										4,000		4,000
Number of lawsuits subject to appeal | lawsuits										1		1
Civil actions in respect of the US Anti-Terrorism Act - SDNY
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits										2		2
Derivative transactions civil action
Disclosure of contingent liabilities [line items]
Value of damages sought | £										£ 329.0
CFS remediation of ASL loans
Disclosure of contingent liabilities [line items]
Expected reimbursement | £																										£ 37.4
HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £															£ 181.0
HMRC assessments concerning UK VAT | Barclays UK
Disclosure of contingent liabilities [line items]
Value of damages sought | £															128.0
Over issuance of securities | US | Disclosure of post year end balances
Disclosure of contingent liabilities [line items]
Securities issue limit																						20,800.0
Securities issues in excess of limit																						15,000.0
Contingent liabilities																						$ 2,000.0
Barclays Bank PLC | FCA Proceedings and other investigations
Disclosure of contingent liabilities [line items]
Number of advisory service agreements | agreement																					2
Financial penalty warning | £																			£ 50.0
Barclays Bank PLC | USD LIBOR cases in MDL court | Lawsuits with damages sought
Disclosure of contingent liabilities [line items]
Number of lawsuits with damages sought | lawsuits																				3
Value of damages sought																				$ 100.0
Barclays Bank PLC | USD LIBOR cases in MDL court | Exchange-based class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct			$ 7.5					$ 7.1
Barclays Bank PLC | USD LIBOR cases in MDL court | Debt securities class claims
Disclosure of contingent liabilities [line items]
Litigation and conduct								$ 20.0
Barclays Bank PLC | Foreign exchange investigations
Disclosure of contingent liabilities [line items]
Litigation and conduct																		$ 2,380.0
Barclays Bank PLC | Consolidated FX action | Barclays Capital Inc. | SEC
Disclosure of contingent liabilities [line items]
Litigation and conduct																$ 384.0
Barclays Bank PLC | US residential and commercial mortgage-related activity and litigation | RMBS repurchase requests | Originated and sold to third parties by acquired subsidiary
Disclosure of contingent liabilities [line items]
Unpaid principal balance at time of sale																								$ 2,100.0
Barclays Bank PLC | Government and agency securities civil actions and related matters
Disclosure of contingent liabilities [line items]
Litigation and conduct																$ 5.7
Barclays Bank PLC | BDC Finance LLC
Disclosure of contingent liabilities [line items]
Value of litigation settlements approved				$ 3.3																	$ 298.0
Barclays Bank PLC | HMRC assessments concerning UK VAT
Disclosure of contingent liabilities [line items]
Value of damages sought | £															£ 53.0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.